Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 6,604	¥ 43,457	¥ 13,436
Unearned Income And Deferred Loan Fees	¥ 284,000	¥ 268,000
Accounts Receivable, Noncurrent, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued Investment Income Receivable	Accrued Investment Income Receivable
Accrued income
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	¥ 239,000	¥ 260,000
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 6,150	¥ 8,168